UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2490

SMITH BARNEY MONEY FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MONEY FUNDS, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

CASH PORTFOLIO

Schedules of Investments (unaudited)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES - 4.2%
$147,177,000	Federal Home Loan Bank mature 12/27/04 to 3/23/05	1.73% to 2.01%	$146,185,922
279,357,000	Federal Home Loan Mortgage Corp. mature 12/14/04 to 3/15/05	1.72 to 1.81	277,808,988
115,000,000	Federal National Mortgage Association mature 3/2/05 to 5/23/05	1.73 to 1.90	114,680,800
200,000,000	Federal National Mortgage Association matures 10/3/05 +	1.50 to 1.88	199,892,946

	TOTAL U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES (Cost - $738,568,656)		738,568,656

COMMERCIAL PAPER - 56.6%
22,000,000	ABN AMRO N.A. Finance Inc. matures 12/3/04	1.83	21,929,930
76,571,000	Amstel Funding Corp. matures 12/13/04	1.84	76,286,857
6,000,000	ANZ Delaware Inc. matures 11/18/04	1.76	5,986,000
50,000,000	Aquinas Funding LLC matures 12/20/04	1.82	49,800,000
109,133,000	Atlantic Asset Securitization matures 10/20/04	1.79	109,029,899
72,747,000	Atlantis One Funding Corp. matures 12/13/04	1.78	72,486,543
163,482,000	Atomium Funding Corp. matures 11/16/04	1.83	163,101,814
127,900,000	Bank of America Corp. mature 12/6/04 to 2/4/05	1.65 to 1.81	127,309,949
421,560,000	Beethoven Funding Corp. mature 10/4/04 to 11/1/04	1.66 to 1.81	421,181,061
418,351,000	Brahms Funding Corp. mature 10/5/04 to 10/13/04	1.72 to 1.75	418,178,405
214,491,000	Bryant Park Funding LLC mature 10/5/04 to 11/9/04	1.69 to 1.75	214,356,132
165,000,000	Calyon North America Inc. matures 10/25/04	1.78	164,804,200
210,000,000	Chesham Financial LLC mature 10/14/04 to 10/25/04	1.75 to 1.81	209,804,139
83,000,000	Clipper Receivable Corp. matures 11/9/04	1.80	82,838,150
202,539,000	Cobbler Funding LTD mature 10/25/04 to 12/15/04	1.74 to 1.86	202,079,533
51,803,000	Crown Point Capital Co. matures 10/7/04	1.71	51,788,322
129,268,000	Delaware Funding Corp. mature 10/6/04 to 10/8/04	1.70	129,230,055
66,295,000	Fairway Finance Corp. matures 10/12/04	1.72	66,260,361
291,429,000	Falcon Asset Securitization Corp. mature 10/5/04 to 10/21/04	1.70 to 1.81	291,300,494
201,000,000	Galaxy Funding Inc. mature 11/5/04 to 12/2/04	1.62 to 1.76	200,571,153
78,500,000	Galleon Capital LLC mature 10/22/04 to 11/2/04	1.79 to 1.80	78,413,308
30,000,000	Gemini Securitization Corp. matures 12/16/04	1.86	29,882,833
160,000,000	General Electric Capital Corp. mature 10/4/04 to 12/8/04	1.51 to 1.81	159,783,500
483,429,000	Georgetown Funding Co. LLC mature 10/15/04 to 12/20/04	1.59 to 1.89	482,491,195
213,621,000	Giro Balanced-Funding Corp. mature 10/8/04 to 10/26/04	1.62 to 1.80	213,490,073
202,639,000	Giro Multi-Funding Corp. mature 10/14/04 to 10/20/04	1.74 to 1.79	202,456,317

See Notes to Schedule of Investments

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 56.6% (continued)
$249,000,000	Grampian Funding LLC mature 12/22/04 to 12/29/04	1.73% to 1.80%	$247,960,777
100,000,000	Greyhawk Funding LLC matures 11/3/04	1.79	99,835,917
219,593,000	Hannover Funding Co. LLC mature 10/1/04 to 10/18/04	1.63 to 1.80	219,469,049
44,000,000	Harrier Financial Funding LLC matures 12/15/04	1.75	43,840,500
87,855,000	Harwood Street Funding LLC mature 10/6/04 to 12/20/04	1.78 to 1.94	87,579,241
13,479,000	Hatteras Funding Corp. matures 11/9/04	1.80	13,452,716
150,000,000	Jupiter Securities Corp. matures 11/4/04	1.79	149,746,417
100,000,000	Lake Constance Funding LLC mature 10/4/04 to 12/2/04	1.76 to 1.77	99,841,930
102,796,000	Liberty Street Funding Co. matures 10/12/04	1.71	102,742,289
470,400,000	Main Street Warehouse Funding mature 10/1/04 to 10/25/04	1.68 to 1.85	470,035,742
44,136,000	Market Street Funding matures 10/13/04	1.74	44,110,401
383,000,000	Mica Funding LLC mature 10/4/04 to 11/2/04	1.76 to 1.82	382,612,356
92,000,000	Mitten GMAC Mortgage Corp. matures 10/20/04	1.80	91,912,600
85,000,000	Moat Funding LLC matures 2/8/05	1.89	84,426,014
80,000,000	Newport Funding Corp. matures 12/1/04	1.76	79,762,778
64,503,000	Nieuw Amsterdam Receivables Corp. mature 10/7/04 to 10/27/04	1.65 to 1.80	64,449,943
79,105,000	Nyla Funding LLC mature 10/15/04 to 11/15/04	1.75 to 1.80	78,982,955
69,800,000	Paradigm Funding LLC matures 10/18/04	1.79	69,741,000
285,052,000	Park Avenue Receivable Corp. mature 10/1/04 to 11/1/04	1.66 to 1.79	284,873,886
80,000,000	Park Granada LLC matures 10/7/04	1.72	79,977,067
100,000,000	Perry Global Funding matures 10/27/04	1.80	99,870,000
215,995,000	Polonius Inc. mature 10/7/04 to 11/22/04	1.62 to 1.78	215,776,499
97,357,000	Ranger Funding Co LLC matures 10/13/04	1.73	97,300,857
160,939,000	Regency Markets No. 1 LLC mature 10/14/04 to 10/27/04	1.75 to 1.80	160,805,373
72,800,000	Saint Germain Holdings Ltd. mature 10/1/04 to 11/23/04	1.63 to 1.87	72,670,695
98,597,000	Scaldis Capital LLC mature 12/10/04 to 12/23/04	1.73 to 1.82	98,239,340
50,000,000	Sigma Finance Inc. matures 12/1/04	1.76	49,851,736
20,000,000	Silver Tower US Funding matures 11/10/04	1.72	19,962,000
260,518,000	Solitaire Funding LLC mature 10/15/04 to 11/4/04	1.76 to 1.96	260,005,287
60,000,000	Stanfield Victoria Funding LLC matures 12/15/04	1.86	59,768,750
315,800,000	Surrey Funding Corp. mature 10/25/04 to 11/2/04	1.68 to 1.80	315,374,229
51,500,000	Tango Finance Corp. matures 11/15/04	1.80	51,384,769
98,155,000	Tasman Funding LLC matures 10/8/04	1.72	98,122,299
142,650,000	Thames Asset Global Securities matures 10/18/04	1.79	142,529,421
43,230,000	Thunder Bay Funding LLC matures 11/5/04	1.80	43,154,348
95,165,000	Ticonderoga Funding LLC matures 11/2/04	1.79	95,013,582

See Notes to Schedule of Investments

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 56.6% (continued)
$80,635,000	Tulip Funding Corp. mature 11/9/04 to 11/26/04	1.80% to 1.81%	$80,426,222
168,995,000	UBS Finance Delaware LLC matures 10/1/04	1.88	168,995,000
376,116,000	Victory Receivables Corp. mature 10/1/04 to 10/15/04	1.65 to 1.79	375,969,981
73,000,000	Westpac Capital Corp. matures 12/2/04	1.65	72,793,816
218,528,000	Yorktown Capital LLC mature 10/18/04 to 10/20/04	1.78	218,332,672

	TOTAL COMMERCIAL PAPER (Cost - $9,836,540,677)		9,836,540,677

PROMISSORY NOTE - 1.2%
200,000,000	Goldman Sachs Group Inc. matures 4/19/05 + (Cost - $200,000,000)	1.94	200,000,000

MEDIUM - TERM NOTES - 8.6%
220,000,000	Blue Heron Funding Ltd. mature 2/23/05 to 5/27/05 +	1.87	220,000,000
300,000,000	General Electric Capital Corp. matures 10/7/04 +	1.87	300,000,000
50,000,000	Harrier Finance matures 9/15/05 +	1.86	49,981,141
100,000,000	K2 USA LLC mature 12/13/04 +	1.72	99,996,033
200,000,000	Morgan Stanley Dean Witter matures 7/1/05 +	2.08	200,000,000
50,000,000	Premier Asset Collateralized Entity LLC mature 2/15/05 +	1.73	49,996,236
75,000,000	Rathgar Capital Corp. matures 5/16/04	1.74	74,985,611
185,000,000	Sigma Finance Inc. mature 11/12/04 to 7/25/05 +	1.74 to 1.81	184,973,771
100,000,000	WhistleJacket Capital LLC matures 11/29/04 +	1.82	99,997,608
214,500,000	White Pine Finance LLC mature 3/10/05 to 6/23/05 +	1.70 to 1.81	214,469,411

	TOTAL MEDIUM - TERM NOTES (Cost - $1,494,399,811)		1,494,399,811

CERTIFICATES OF DEPOSIT - 2.8%
491,625,000	Wells Fargo Bank N.A. mature 10/7/04 to 10/25/04 (Cost - $491,624,460)	1.55 to 1.77	491,624,460

FOREIGN CERTIFICATES OF DEPOSIT - 25.4%
30,000,000	Banco Bilbao Vizcaya NY matures 11/10/04	1.65	29,997,983
100,000,000	Bank of Montreal Chicago matures 11/10/04	1.77	100,000,000
470,000,000	Barclays Bank PLC mature 10/14/04 to 12/8/04	1.71 to 1.88	470,000,000
323,000,000	BNP Paribas matures 12/31/04	1.70 to 1.75	323,000,000
200,000,000	Calyon NY mature 12/28/04 to 12/31/04	1.70 to 1.78	200,000,000
271,000,000	Canadian Imperial Bank of Commerce NY mature 10/6/04 to10/8/04	1.51 to 1.66	271,000,097
100,000,000	Credit Agricole Indosuez matures 12/31/04	1.27	100,012,274
483,000,000	CS First Boston NY mature 10/15/04 to 9/20/05	1.72 to 1.79	483,001,933

See Notes to Schedule of Investments

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
FOREIGN CERTIFICATES OF DEPOSIT - 25.4% (continued)
$363,000,000	Deutsche Bank NY mature 10/12/04 to 11/23/04	1.68% to 1.77%	$362,993,806
246,000,000	Dexia Bank NY matures 10/27/04	1.78	246,000,000
298,200,000	Fortis Bank NY mature 10/15/04 to 11/26/04	1.60 to 1.77	298,186,531
202,000,000	HBOS Treasury Services PLC NY matures 10/6/04	1.50	202,000,549
30,000,000	Lloyds TSB Bank PLC NY matures 12/21/04	1.76	30,002,659
75,000,000	Nordea Bank Finland PLC NY matures 12/31/04	1.87	74,983,798
190,000,000	Royal Bank of Scotland mature 10/25/04 to 11/22/04	1.76 to 1.81	189,997,294
223,250,000	Svenska Handelsbanken NY matures 10/6/04	1.56	223,248,509
372,750,000	Toronto Dominion Bank NY mature 10/14/04 to 12/7/04	1.71 to 1.78	372,742,723
324,000,000	UBS AG Stamford CT mature 10/6/04 to 12/31/04	1.56 to 1.75	323,998,839
115,000,000	Unicredito Italiano S.p.A. matures 10/6/04	1.56	115,000,079

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost - $4,416,167,074)		4,416,167,074

TIME DEPOSITS - 2.8%
300,000,000	Societe Generale matures 10/1/04	1.89	300,000,000
188,756,000	State Street Bank & Trust matures 10/1/04	1.88 to 1.89	188,756,000

	TOTAL TIME DEPOSITS (Cost - $488,756,000)		488,756,000

	TOTAL INVESTMENTS - 101.6% (Cost - $17,666,056,678*)		17,666,056,678
	Liabilities in Excess of Other Assets - (1.6%)		(278,485,648)

	TOTAL NET ASSETS - 100.0%		$17,387,571,030

*	Aggregate cost for federal income tax purposes is substantially the same.
+	Variable interest rate - subject to periodic change.

See Notes to Schedule of Investments

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES - 97.5%
$298,000,000	Federal Farm Credit Bank mature 10/18/04 to 12/14/05	1.10% to 1.78%	$297,905,448
694,562,000	Federal Home Loan Bank mature 10/8/04 to 9/20/05	1.12 to 1.81	693,529,570
416,293,000	Federal Home Loan Mortgage Corp. mature 11/5/04 to 9/9/05	1.12 to 2.01	414,931,756
982,608,000	Federal National Mortgage Association mature 11/1/04 to 10/3/05	1.21 to 1.86	981,619,067

	TOTAL U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES (Cost - $2,387,985,841)		2,387,985,841

REPURCHASE AGREEMENT - 5.1%
123,607,000	Goldman, Sachs & Co., dated 9/30/04, 1.86% due 10/1/04; Proceeds at maturity - $123,613,386; (Fully collateralized by U.S. Treasury Bonds, 3.375% to 3.875% due 4/15/28 to 4/15/32; Market value - $124,416,531) (Cost - $123,607,000)		123,607,000

	TOTAL INVESTMENTS - 102.6% (Cost - $2,511,592,841*)		2,511,592,841
	Liabilities in Excess of Other Assets - (2.6%)		(62,800,540)

	TOTAL NET ASSETS - 100.0%		$2,448,792,301

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Money Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended as a diversified, open-end management investment company. The company consists of two separate investment funds (“Funds”): the Cash Portfolio and the Government Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions - Transactions in money market instruments and U.S government obligations are accounted for on trade date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Money Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	November 26, 2004